SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of significant segment expenses

	For the Nine Months Ended September 30,
	2025	2024
Revenues	$-	$-
Less Segment expenses:
Research and development	37,006	73,295
General and administrative	207,037	777,443
Loss from operations	$244,043	$850,738
Plus:
Interest expense	191,462	199,858
Segment Net Loss	$435,505	$1,050,596

	Years Ended December 31,
	2024	2023
Revenues	$-	$-
Less segment expenses:
Research and development	87,470	651,885
General and administrative	876,734	1,231,066
Loss from operations	$964,204	$1,882,951
Plus:
Interest expense	256,164	10,002
Segment Net Loss	$1,220,386	$1,892,953

Schedule of antidilutive securities

	Sept. 30,	Sept. 30,
	2025	2024
Series A preferred shares	1,500,000	1,500,000
Convertible notes	406,944	315,217
Warrants	3,000,000	3,000,000
Total potentially dilutive shares	4,906,944	4,815,217

	Years Ended December 31,
	2024	2023
Series A preferred shares	1,500,000	1,500,000
Convertible Notes	362,104	108,053
Warrants	3,000,000	3,000,000
Total potentially dilutive shares	4,862,104	4,608,053